Finance Expense	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Finance Expense	Finance Expense

	2025 £’000	2024 £’000	2023 £’000
Interest payable on bank borrowings	£7,177	£2,243	£63
Revolving credit facility running costs	1,586	1,791	1,733
Interest payable on leases	1,864	2,147	1,675
Interest payable on leased vehicles	—	—	1
Foreign exchange loss	3,727	2,235	10,729
Other interest expense	71	86	206
Fair value movement of financial liabilities	1,034	1,530	419
Total	£15,459	£10,032	£14,826